Trade Payables (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Total trade payables, Amount	$ 468,362	$ 97
Total trade payables Rate	100.00%
Total trade payables, Not past due	$ 347,333
Past Due 1-30 Days [Member]
Total trade payables, past due	78,905
Past due 30 days [Member]
Total trade payables, past due	42,127
Supplier A [Member]
Total trade payables, Amount	$ 156,901
Total trade payables Rate	33.50%
Total trade payables, Not past due	$ 156,901
Supplier A [Member] | Past Due 1-30 Days [Member]
Total trade payables, past due
Supplier A [Member] | Past due 30 days [Member]
Total trade payables, past due
Supplier B [Member]
Total trade payables, Amount	$ 38,623
Total trade payables Rate	8.25%
Total trade payables, Not past due	$ 38,623
Supplier B [Member] | Past Due 1-30 Days [Member]
Total trade payables, past due
Supplier B [Member] | Past due 30 days [Member]
Total trade payables, past due
Supplier C [Member]
Total trade payables, Amount	$ 35,760
Total trade payables Rate	7.64%
Total trade payables, Not past due	$ 8,059
Supplier C [Member] | Past Due 1-30 Days [Member]
Total trade payables, past due	27,701
Supplier C [Member] | Past due 30 days [Member]
Total trade payables, past due